Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) customers vendors	Mar. 31, 2023 CNY (¥) customers vendors	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 HKD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Minimum amount (in Yuan Renminbi) | ¥		¥ 1
Number of loan agreements	3				3	3
Term of the loan	10 years	10 years
Revenue	$ 13,186,525		$ 6,000,000
Allowance for uncollectible accounts receivable	400,759
Impairment loss
Advertising and promotion expense	$ 6,661
Operating lease, term of contract	1 year				1 year	1 year
Cash and cash equivalents	$ 7,876,767		$ 10,350,897
Deposits covered by insurance	72,806				¥ 500,000
Amount not covered by issuance	7,803,961
Maximum compensation limit by hong kong deposit protection board	63,695					$ 500,000
Insurance coverage upper limit	$ 250,000
Number of customers (in customers) | customers	3	3
Total revenues percentage			10.00%
Number of vendor (in vendors) | vendors	1	1
Vendor percentage	97.30%	97.30%
Vendor concentration risk percentage	10.00%	10.00%	10.00%
We Healthy Limited [Member] | Other Investors [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interest rate	49.00%				49.00%	49.00%
Accounts Receivable [Member] | Customer Concentration Risk One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	59.50%	59.50%
Accounts Receivable [Member] | Customer Concentration Risk Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	11.10%	11.10%
Accounts Receivable [Member] | Customer Concentration Risk Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	10.10%	10.10%
Accounts Receivable [Member] | Customers One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	82.50%	82.50%
Accounts Receivable [Member] | Customers Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	16.50%	16.50%
Accounts Receivable [Member] | Vendor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk			100.00%
Commission Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue			$ 96,332
Commission Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue				82,054
Recommendation Service [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue
Interest Income1 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue			$ 215,393	$ 1,690,448
Customers One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues percentage			95.10%